CAPITALIZATION - Schedule of Dividends Declared and Paid (Details) - $ / shares	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Capitalization, Long-Term Debt and Equity [Abstract]
Dividends declared (in dollars per share)	$ 0.445	$ 0.89	$ 0	$ 0.445	$ 0.425	$ 0.85	$ 0	$ 0.425	$ 1.78	$ 1.7
Dividends paid (in dollars per share)	$ 0.445	$ 0.445	$ 0.445	$ 0.425	$ 0.425	$ 0.425	$ 0.425	$ 0.41	$ 1.76	$ 1.685